REINSURANCE AGREEMENT - Additional Information (Detail) - USD ($) $ in Millions							3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
		Feb. 01, 2018	Dec. 31, 2017		Dec. 31, 2016		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reinsurance Retention Policy [Line Items]
Reinsurance retention policy, amount retained		$ 635
Reinsurance retention policy, retention percentage																100.00%
GMIB reinsurance contract asset, at fair value			$ 1,894	[1]	$ 1,735	[1]	$ 1,375							$ 1,375		$ 1,894	[1]	$ 1,735	[1]
Increases (decreases) in estimated fair value of derivative							(2,006)	$ (46)	$ (236)	$ (316)	$ (204)	$ (282)	$ 548	(2,288)	$ 232	214		(1,848)		$ (1,404)
Reinsurance recoverable related to insurance contracts amounted			5,023		5,220		4,909	$ 4,954				$ 4,954		4,909		5,023		5,220
Amounts due to reinsurers			1,436		1,509		$ 1,415							$ 1,415		1,436		1,509
Insurance liabilities ceded totaled																71		82
Reinsurance assumed reserves			1,111		1,165											1,111		1,165
Total embedded and freestanding derivative liabilities			6,237		6,671											6,237		6,671
Zurich Insurance And Protective Life Insurance Company [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance recoverable related to insurance contracts amounted			2,962		3,096											2,962		3,096
RGA Reinsurance Company
Reinsurance Retention Policy [Line Items]
Amounts due to reinsurers			1,212		1,289											1,212		1,289
Protective Life
Reinsurance Retention Policy [Line Items]
Amounts due to reinsurers			$ 128		$ 130											128		130
GMDB
Reinsurance Retention Policy [Line Items]
Range of contractually specified interest rates			3.50%		3.60%
GMIB
Reinsurance Retention Policy [Line Items]
Range of contractually specified interest rates			16.80%		11.80%
GMIB reinsurance contract asset, at fair value			$ 1,894		$ 1,735											1,894		1,735
Increases (decreases) in estimated fair value of derivative																159		(93)		$ (322)
Assumed GMIB reinsurance Contracts
Reinsurance Retention Policy [Line Items]
Total embedded and freestanding derivative liabilities	[2]		$ 194		$ 258											194		$ 258
Single Lives [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance retention policy, amount retained																25
Joint Lives [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance retention policy, amount retained																$ 30

[1]	Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.
[2]	Reported in future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.